Financial Information as per operating segments (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Sales revenue external customers	$ 1,756,252,630	[1]	$ 1,678,397,181		$ 1,535,321,041
Other income			19,963,613		19,963,613
Sales revenue between segments			0		0
Net sales	$ 1,783,282,337	[1]	$ 1,698,360,794		$ 1,558,897,708
Change %	5.00%	[1]	5.00%		0.00%
Cost of sales	$ (860,011,392)	[1]	$ (798,738,655)		$ (741,819,916)
% of Net sales	48.20%	[1]	47.00%		47.00%
Gross margin	$ 923,270,945	[1]	$ 899,622,139		$ 817,077,792
% of Net sales	51.80%	[1]	51.80%		52.40%
MSD&A	$ (681,575,822)	[1]	$ (668,783,480)		$ (619,542,751)
% of Net sales	38.20%	[1]	38.20%		39.40%
Other operating income (expenses)	$ 227,026,626	[1]	$ 4,055,543		$ 4,055,543
Adjusted operating result	$ 472,751,376		$ 227,177,411		$ 192,305,813
Change %	99.50%	[1]	17.10%		0.00%
% of Net sales	26.30%	[1]	13.80%		12.90%
Net financial expense	$ (7,766,206)	[1]	$ (7,766,206)		$ (14,627,170)
Equity and income of associates and joint ventures	(10,815,520)		(8,914,097)		(5,560,522)
Foreign currency exchange differences	3,299,657		(2,563,019)		456,995
Results as per adjustment units	742,041	[1]	(110,539)		(110,539)
Other gains (losses)	4,029,627		(7,716,791)		(8,345,907)
Income before taxes	458,211,348	[1]	196,474,395		170,328,270
Tax income (expense)	136,126,817		48,365,976		30,246,383
Net income for year	322,084,531		148,108,419		140,081,887
Non-controlling interests	15,193,739		18,501,066		21,624,399
Net income attributable to equity holders of the parent	306,890,792	[1]	129,607,353		118,457,488
Depreciation and amortization	93,289,194		92,199,504		83,528,045
ORBDA	$ 562,010,943	[1]	$ 562,010,943		$ 327,093,706
Change %	71.80%	[1]	15.10%		0.00%
% of Net sales	31.50%	[1]	19.30%		18.20%
Chile [Member]
Sales revenue external customers			$ 1,020,763,055		$ 1,020,763,055
Other income			14,667,777		14,667,777
Sales revenue between segments			11,688,658		11,688,658
Net sales			$ 1,047,119,490		$ 997,375,689
Change %			5.00%		0.00%
Cost of sales			$ (483,604,499)		$ (483,604,499)
% of Net sales			45.20%		46.20%
Gross margin			$ 608,318,447		$ 563,514,991
% of Net sales			53.80%		52.80%
MSD&A			$ (407,242,869)		$ (383,169,121)
% of Net sales			36.60%		36.60%
Other operating income (expenses)			$ 2,438,416		$ 2,438,416
Adjusted operating result			$ 182,784,286		$ 154,551,027
Change %			10.90%		0.00%
% of Net sales			17.50%		15.50%
Net financial expense			$ 0		$ 0
Equity and income of associates and joint ventures			0		0
Foreign currency exchange differences			0		0
Results as per adjustment units			0		0
Other gains (losses)			0		0
Depreciation and amortization			63,148,804		61,736,849
ORBDA			$ 247,592,104		$ 216,287,876
Change %			14.50%		0.00%
% of Net sales			23.60%		21.70%
International Business [Member]
Sales revenue external customers			$ 457,178,413		$ 366,778,056
Other income			2,740,533		2,740,533
Sales revenue between segments			398,100		398,100
Net sales			$ 460,317,046		$ 460,317,046
Change %			24.40%		0.00%
Cost of sales			$ (190,387,412)		$ (157,485,547)
% of Net sales			41.40%		41.40%
Gross margin			$ 253,857,241		$ 269,929,634
% of Net sales			52.50%		57.40%
MSD&A			$ (225,341,789)		$ (225,341,789)
% of Net sales			43.50%		49.00%
Other operating income (expenses)			$ 223,078,626		$ 678,153
Adjusted operating result			$ 266,344,506		$ 20,814,775
Change %			117.50%		0.00%
% of Net sales			55.00%		5.60%
Net financial expense			$ 0		$ 0
Equity and income of associates and joint ventures			0		0
Foreign currency exchange differences			0		0
Results as per adjustment units			0		0
Other gains (losses)			0		0
Depreciation and amortization			15,568,301		11,928,705
ORBDA			$ 286,143,214		$ 32,743,480
Change %			370.40%		0.00%
% of Net sales			13.20%		13.20%
Wines [Member]
Sales revenue external customers			$ 200,455,713		$ 200,455,713
Other income			3,105,064		3,105,064
Sales revenue between segments			1,022,378		228,767
Net sales			$ 204,453,782		$ 201,402,052
Change %			1.00%		0.00%
Cost of sales			$ (126,244,373)		$ (112,938,261)
% of Net sales			61.70%		56.10%
Gross margin			$ 78,209,409		$ 88,463,791
% of Net sales			35.50%		38.30%
MSD&A			$ (52,408,689)		$ (53,941,735)
% of Net sales			25.40%		25.80%
Other operating income (expenses)			$ 1,828,938		$ 732,689
Adjusted operating result			$ 22,667,402		$ 24,519,439
Change %			(34.10%)		0.00%
% of Net sales			11.00%		12.00%
Net financial expense			$ 0		$ 0
Equity and income of associates and joint ventures			0		0
Foreign currency exchange differences			0		0
Results as per adjustment units			0		0
Other gains (losses)			0		0
Depreciation and amortization			7,505,440		7,078,872
ORBDA			$ 30,602,408		$ 32,024,879
Change %			(27.70%)		0.00%
% of Net sales			14.80%		15.70%
Other Segments [Member]
Sales revenue external customers			$ 0		$ 0
Other income			(2,320,219)		(549,761)
Sales revenue between segments			(12,979,763)		(12,979,763)
Net sales			$ (13,529,524)		$ (9,988,676)
Change %			0.00%		0.00%
Cost of sales			$ 1,497,629		$ (244,422)
% of Net sales			0.00%		0.00%
Gross margin			$ (12,151,896)		$ (12,031,895)
% of Net sales			0.00%		0.00%
MSD&A			$ (6,330,835)		$ (6,330,835)
% of Net sales			0.00%		0.00%
Other operating income (expenses)			$ 532,889		$ 687,209
Adjusted operating result			$ (17,675,521)		$ (11,903,470)
Change %			0.00%		0.00%
% of Net sales			0.00%		0.00%
Net financial expense			$ 0		$ 0
Equity and income of associates and joint ventures			0		0
Foreign currency exchange differences			0		0
Results as per adjustment units			0		0
Other gains (losses)			0		0
Depreciation and amortization	$ 2,406,676	[2]	4,317,945	[2]	2,783,619
ORBDA			$ (13,357,576)		$ (13,357,576)
Change %			0.00%		0.00%
% of Net sales			0.00%		0.00%

[1]	The net impact, related to early termination of Budweiser license (See Note 1 – General information, letter C), on CCU’s consolidated earnings was a one-time gain of ThCh$ 208,842,443 in ORBDA and ThCh$ 157,358,973 in Net income attributable to equity holder of the parent.
[2]	Includes depreciation and amortization corresponding to the Corporate Support Units.